LOANS - Loans by class (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for loan losses	$ (8,809)		$ (9,200)
Net loans	558,350		508,602
Loans receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	567,159		517,802
Less: Allowance for loan losses	(8,809)		(9,200)		(9,420)	(8,929)
Net loans	558,350		508,602
Loans receivable | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	335,925		280,923
Less: Allowance for loan losses	(7,528)		(5,957)		(6,915)	(6,375)
Loans receivable | Commercial | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	83,631		60,448
Loans receivable | Commercial | Non-farm, nonresidential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	167,565		139,642
Loans receivable | Commercial | Construction and development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	36,323		29,042
Loans receivable | Commercial | Commercial loans secured by real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	23,983		6,161
Loans receivable | Commercial | Other Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	24,423		45,630
Loans receivable | Residential and consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	231,234		236,879
Loans receivable | Residential and consumer | Consumer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	11,621		14,297
Loans receivable | Residential and consumer | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	196,349	[1]	196,882	[1]
Loans receivable | Residential and consumer | Other retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	$ 23,264		$ 25,700

[1]	Single-family residential loans include primary liens, closed-end secondary liens, residential construction loans and home equity lines of credit